Intangible assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Impairment loss	$ 4,555,805	$ 0	$ 0
Innovet Lincense Agreement [Member
Statement [Line Items]
Impairment loss	480,096
Licensed Compound UltraMicro [Member]
Statement [Line Items]
Impairment loss	$ 3,839,523